Current and deferred income tax (Tables)	12 Months Ended
Dec. 31, 2021
Current And Deferred Income Tax
Schedule of reconciliation of income tax benefit (expense)

	2021	2020	2019
Income (loss) before income tax	309,291	(676,658)	(215,880)
Statutory income tax rate	24.94%	24.94%	24.94%

Income tax (expense) benefit at statutory rate	(77,137)	168,759	53,840
Tax effects of translation of non-monetary assets/liabilities to functional currency	(32,998)	(28,174)	(3,575)
Unrecognized deferred tax benefit on net operating losses	(35,735)	(35,849)	-
Special mining levy and special mining tax	(17,279)	(5,909)	(7,431)
Withholding tax on dividends paid by subsidiaries	-	-	(9,764)
Difference in tax rate of subsidiaries outside Luxembourg (i)	(3,179)	36,390	24,698
Withholding tax over subsidiary capital reduction (ii)	(10,526)	-	-
Impairment of goodwill	-	(78,866)	-
ICMS tax incentives (iii)	24,463	-
Other permanent tax differences	(813)	(32,199)	596
Income tax (expense) benefit	(153,204)	24,152	58,364

Current	(122,081)	(63,192)	(46,382)
Deferred	(31,123)	87,344	104,746
Income tax (expense) benefit	(153,204)	24,152	58,364

(i)	The Company’s activities are subject to the income tax regime of each country where it operates. However, NEXA’s Cerro Lindo mining unit had a lower income tax rate in comparison with that of other Peruvian operations because it was taxed under the laws and guarantees of a stability agreement signed by NEXA PERU, which was valid until the end of 2021. The deferred taxes of NEXA’s Cerro Lindo unit, however, are calculated considering the statutory income tax rate of 29.5% applicable as of January 1, 2022, since they will be recovered after 2021.
(ii)	On June 10, 2021, NEXA and the other shareholders of NEXA CJM approved a capital reduction of USD 210,703 which was paid on July 27, 2021. Given this capital reduction, the Company recognized USD 10,526 of tax expenses because the tax withheld by NEXA CJM on the corresponding participation of NEXA in its capital was considered not recoverable.
(iii)	See note 9.

Schedule of analysis of deferred income tax assets and liabilities

	2021	2020
Tax credits on net operating losses (i)	116,284	108,767

Uncertain income tax treatments	(5,279)	(6,712)
Tax credits on temporary differences
Foreign exchange losses	-	33,123
Environmental liabilities	13,923	16,611
Asset retirement obligations	17,698	20,507
Tax, labor and civil provisions	7,797	7,162
Other provisions	8,613	9,825
Provision for obsolete and slow-moving inventory	7,224	6,813
Provision for employee benefits	7,138	5,299
Revaluation of derivative financial instruments	506	3,056
Other	7,039	6,513

Tax debits on temporary differences
Foreign exchange gains	(16,365)	-
Capitalized interest	(9,261)	(10,274)
Revaluation of loans and financings	(1,945)	(88)
Depreciation, amortization and asset impairment	(189,799)	(190,970)
Other	(3,951)	(6,444)
	(40,378)	3,188

Deferred income tax assets	168,205	221,580
Deferred income tax liabilities	(208,583)	(218,392)
	(40,378)	3,188

(i)	As a result of adopting Complementary Law No. 160/2017, as described in note 9, there was also an increase in the amount of USD 11,996 in the balance of tax losses for the year, amount which is included in the tax credits on net operating losses.

Schedule of effects of deferred tax and taxes on profit or loss and other comprehensive income

	2021	2020	2019
Balance at the beginning of the year	3,188	(48,212)	(136,810)
Effect on income (loss) for the year	(31,123)	87,344	104,746
Effect on other comprehensive income (loss) - Fair value adjustment	(2,536)	13	453
Prior years uncertain income tax treatment payment	-	4,706	-
Impact of adoption IFRIC 23	-	-	(10,070)
Foreign exchange (loss) gain	(9,907)	(40,663)	(6,531)
Balance at the end of the year	(40,378)	3,188	(48,212)